Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of balances with related parties
	December 31, 2022
	Other receivables (i)	Trade receivables (Note 10 and 21C)	Indemnification asset (note 21b)	Other payments	Suppliers (note 16)	Bonds (note 15)
Cogna Educação S.A.	-	-	180,417	-	3,828	313,531
Editora Atica S.A.	-	5,754	-	-	9,778	-
Editora E Distribuidora Educacional S.A.	1,722	19	-	-	-	-
Educação Inovação e Tecnologia S.A.	-	389	-	-	175	-
Nice Participações Ltda	-	37	-	-	-	-
Saraiva Educação S.A.	-	749	-	-	-	-
Somos Idiomas S.A.	-	229	-	-	-	-
Others	37	-	-	54	-	-
	1,759	7,177	180,417	54	13,781	313,531

(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.

	December 31, 2021
	Other receivables (i)	Trade receivables (Note 10 and 21c)	Indemnification asset (note 21b)	Other payments (ii)	Suppliers (note 16)	Bonds (note 15)
Acel Adminstração de Cursos Educacionais Ltda	-	6,482	-	-	474	-
Anhanguera Educacional Participacoes S.A.	-	413	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	6	-
Cogna Educação S.A.	-	-	160,470	3,021	-	315,764
Colégio Ambiental Ltda	-	805	-	-	-	-
Colégio JAO Ltda.	-	4,974	-	-	33	-
Colegio Manauara Lato Sensu Ltda.	-	3,291	-	-	458	-
Colegio Manauara Cidade Nova Ltda.		395			-
Colegio Visao Eireli	-	132	-	-	13	-
Colégio Cidade Ltda	-	397	-	-	15	-
COLEGIO DO SALVADOR LTDA		1			-
Curso e Colégio Coqueiro Ltda	-	434	-	-	20	-
ECSA Escola A Chave do Saber Ltda	-	1,444	-	-	16	-
Editora Atica S.A.	-	2,207	-	20,040	9,239	-
Editora E Distribuidora Educacional S.A.	-	436	-	15,754	88	-
Editora Scipione S.A.	-	445	-	211	556	-
Educação Inovação e Tecnologia S.A.	-	-	-	128	-	-
Escola Mater Christi Ltda.	-	765	-	-	139	-
Escola Riacho Doce Ltda	-	-	-	-	24	-
Maxiprint Editora Ltda.	-	1,205	-	117	76	-
Nucleo Brasileiro de Estudos Avançados Ltda	-	420	-	-	45	-
Papelaria Brasiliana Ltda	-	644	-	-	-	-
Pitagoras Sistema De Educacão Superior Ltda.	-	76	-	-	-	-
Saber Serviços Educacionais S.A.	14	7,269	-	-	578	-
Saraiva Educacão S.A.	365	1,179	-	-	5,136	-
SGE Comercio De Material Didatico Ltda.	-	-	-	-	1,687	-
Sistema P H De Ensino Ltda.	-	4,421	-	-	177	-
Sociedade Educacional Alphaville Ltda	-	1,257	-	-	1	-
Sociedade Educacional Doze De Outubro Ltda.	-	734	-	-	47	-
Sociedade Educacional Parana Ltda.	-	91	-	-	11	-
Somos Idiomas S.A.	122	-	-	-	-	-
Somos Operações Escolares S.A.	-	3,305	-	-	29	-
SSE Serviços Educacionais Ltda.	-	3,602	-	-	665	-
	501	46,824	160,470	39,271	19,533	315,764

(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
(ii)	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.

Schedule of transactions with related parties
	Year ended December 31, 2022				Year ended December 31, 2021				Year ended December 31, 2020
Transactions held:	Revenues	Finance costs (i) note 15	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)
Acel Administracao De Cursos Educacionais Ltda.	-	-	-	-	2,790	-	-	-	1,230	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	41	-	-	-	1,319	-	-	-
Cogna Educação S.A.	-	36,573	-	-	-	25,859	-	-	-	48,432	-	-
Colégio Ambiental Ltda	-	-	-	-	496	-	-	-	-	-	-	-
Colégio Cidade Ltda	-	-	-	-	146	-	-	-	-	-	-	-
Colegio JAO Ltda.	-	-	-	-	1,582	-	-	-	387	-	-	-
Colégio Manauara Lato Sensu Ltda.	-	-	-	-	1,903	-	-	-	3,139	-	-	-
Colégio Manauara Cidade Nova Ltda	-	-	-	-	275	-			-	-	-	-
Colégio Motivo Ltda.	-	-	-	-	35	-	-	-	1,308	-	-	-
Colégio Visão Ltda	-	-	-	-	287	-	-	-	-	-	-	-
Cursos e Colégio Coqueiros Ltda	-	-	-	-	268	-	-	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	-	-	-	-	593	-	-	-	657	-	-	-
Editora Atica S.A.	16,286	-	5,757	8,551	5,374	-	6,130	13,153	7,287	229	11,989	15,364
Editora E Distribuidora Educacional SA.	-	-	29,475	-	-	-	31,384	-	1,841	-	36,144	1,489
Editora Scipione SA.	3,096	-	-	-	1,341	-	-	-	1,551	-	-	-
Escola Mater Christi	-	-	-	-	311	-	-	-	246	-	-	-
Escola Riacho Doce Ltda	-	-	-	-	77	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	6,665	-	-	-	1,107	-	-	-	612	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	-	-	-	-	276	-	-	-	423	-	-	-
Papelaria Brasiliana Ltda	-	-	-	-	249	-	-	-	1,287	-	-	-
Saber Serviços Educacionais S.A.	41	-	-	-	900	-	-	-	1,254	6,740	-	729
Saraiva Educacao SA.	4,090	-	-	1,905	2,405	-	-	2,528	3,364	-	-	3,739
Sistema P H De Ensino Ltda.	-	-	-	-	4,417	-	-	-	5,776	-	-	-
Sociedade Educacional Alphaville SA	-	-	-	-	414	-	-	-	317	-	-	-
Sociedade Educacional Doze De Outubro Ltda	-	-	-	-	360	-	-	-	295	-	-	-
Sociedade Educacional Neodna Cuiaba Ltda.	-	-	-	-	224	-	-	-	367	-	-	-
SOE Operações Escolares SA.	-	-	-	-	1,086	-	-	-	-	-	-	-
Somos Idiomas Ltda	641	-	-	2,591	-	-	-	258	-	-	-	-
Somos Operações Escolares SA.	-	-	-	-	243	-	-	-	-	-	-	-
SSE Serviços Educacionais Ltda.	863	-	-	-	1,463	-	-	-	-	-	-	-
Sociedade Educacional Paraná Ltda.	-	-	-	-	-	-	-	-	795	-	-	-
Sociedade Educacional Neodna Cuiaba Ltda. - EPP	-	-	-	-	-	-	-	-	367	-	-	-
Somos Educação S.A.	-	-	-	-	-	-	-	-	-	278	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	362
	31,682	36,573	35,232	13,047	28,663	25,859	37,514	15,939	33,822	55,679	48,133	21,683
(i)	Refers to debentures interest; see Note 15.

Schedule of commercial lease and sublease agreements with related parties
Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$44	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$37	60 months from the agreement date	Inflation index	Bahia (Salvador)

f,2      Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S.A. (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 430	September 30, 2025.	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$827	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 53	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S.A (“Saraiva”)	R$ 207	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 1,160	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)

Schedule of key management personnel compensation expenses

The Key management personnel compensation expenses comprised the following:

	December 31, 2022	December 31, 2021	December 31, 2020
Short-term employee benefits	10,786	4,685	6,982
Share-based compensation plan	9,640	8,305	33,594
	20,426	12,990	40,576